12. FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	R$ 2,222,433	R$ 1,374,268
Fair value of assets through profit loss	2,952	5,264
Loans and receivables	6,921,521	8,031,434
Other assets measured at amortized costs	41,528	37,679
Total assets	9,188,434	9,448,645
Fair value of liabilities through profit loss		121
Other liabilities measured at amortized costs	32,541,183	32,781,529
Total liabilities	32,541,183	32,781,650
Current assets
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss	2,952	5,264
Loans and receivables	6,346,803	7,536,183
Other assets measured at amortized costs	41,528	37,679
Total assets	6,391,283	7,579,126
Current assets | Cash and cash equivalants
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss
Loans and receivables	3,411,572	4,871,162
Other assets measured at amortized costs
Total assets	3,411,572	4,871,162
Current assets | Short-term investments
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss
Loans and receivables	735,712	760,391
Other assets measured at amortized costs
Total assets	735,712	760,391
Current assets | Trade receivables
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss
Loans and receivables	2,197,078	1,904,630
Other assets measured at amortized costs
Total assets	2,197,078	1,904,630
Current assets | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss		2,298
Loans and receivables
Other assets measured at amortized costs
Total assets		2,298
Current assets | Trading securities
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss	2,952	2,966
Loans and receivables
Other assets measured at amortized costs
Total assets	2,952	2,966
Current assets | Dividends receivable
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss
Loans and receivables
Other assets measured at amortized costs	41,528	37,679
Total assets	41,528	37,679
Non-current assets
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	2,222,433	1,374,268
Fair value of assets through profit loss
Loans and receivables	574,718	495,251
Other assets measured at amortized costs
Total assets	2,797,151	1,869,519
Non-current assets | Other trade receivables
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss
Loans and receivables	20,024	15,291
Other assets measured at amortized costs
Total assets	20,024	15,291
Non-current assets | Investments
Disclosure of detailed information about financial instruments [line items]
Available for sale assets	2,222,433	1,374,268
Fair value of assets through profit loss
Loans and receivables
Other assets measured at amortized costs
Total assets	2,222,433	1,374,268
Non-current assets | Loans - related parties
Disclosure of detailed information about financial instruments [line items]
Available for sale assets
Fair value of assets through profit loss
Loans and receivables	554,694	479,960
Other assets measured at amortized costs
Total assets	554,694	479,960
Current liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss		121
Other liabilities measured at amortized costs	9,523,230	4,398,727
Total liabilities	9,523,230	4,398,848
Current liabilities | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss		121
Other liabilities measured at amortized costs
Total liabilities		121
Current liabilities | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss
Other liabilities measured at amortized costs	6,551,764	2,150,951
Total liabilities	6,551,764	2,150,951
Current liabilities | Trade payables
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss
Other liabilities measured at amortized costs	2,460,774	1,763,206
Total liabilities	2,460,774	1,763,206
Current liabilities | Dividends and JCP
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss
Other liabilities measured at amortized costs	510,692	484,570
Total liabilities	510,692	484,570
Non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss
Other liabilities measured at amortized costs	23,017,953	28,382,802
Total liabilities	23,017,953	28,382,802
Non-current liabilities | Borrowings and financing
Disclosure of detailed information about financial instruments [line items]
Fair value of liabilities through profit loss
Other liabilities measured at amortized costs	23,017,953	28,382,802
Total liabilities	R$ 23,017,953	R$ 28,382,802